Leases	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Leases
12	Leases
12.1 Amounts recognized in the balance sheet
The balance sheet shows the following amounts relating to leases:

	December 31, 2021	December 31, 2020
Right-of-use asset
Office buildings	5,183	5,076

Total	5,183	5,076

	December 31, 2021	December 31, 2020
Lease liabilities
Current	1,105	850
Non-current	4,886	5,303

Total	5,991	6,153

The following table shows the changes in the
right-of-use
assets and lease liabilities:

	2021	2020
Right-of-use asset
At January 1	5,076	6,917
New lease agreements	384	—
Lease agreements from acquired subsidiaries (note 3)	722	—
Remeasurement	494	820
Hyperinflation adjustment	1	5
Depreciation	(1,069)	(911)
Write off	(110)	—
Exchange rate effect	(315)	(1,755)

At December 31	5,183	5,076

Lease liabilities
At January 1	6,153	7,675
New lease agreements	384	—
Lease agreements from acquired subsidiaries (note 3)	446	—
Remeasurement	494	820
Interest added	696	775
Principal elements of lease payment	(913)	(350)
Interest payment	(680)	(775)
Write off	(111)	—
Exchange rate effect	(478)	(1,992)

At December 31	5,991	6,153

12.2 Amounts recognized in the Statement of profit or loss
The Statement of profit or loss presents the following amounts relating to leases:

	December 31, 2021	December 31, 2020	December 31, 2019
Depreciation charge of office buildings	1,069	911	1,001
Interest expense (included in finance cost)	696	775	870
Expenses relating to short-term leases	—	—	47
Expense relating to leases of low-value assets that are not shown above as short-term leases	—	—	23

Total	1,765	1,686	1,941